FAIR VALUE MEASUREMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale [Abstract]
Available for sale, Fair value	$ 102,284	$ 114,503
Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		3,030
State and Political Subdivisions	59,610	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	42,674	47,494
Residential Real Estate Mortgage-back Securities Privately Issued		8,888
Available for sale, Fair value	102,284	114,503
Loans available for sale, Residential mortgages	706	488
Level 1 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		0
State and Political Subdivisions	0	0
Residential mortgage-backed securities issued by quasi- governmental agencies	0	0
Residential Real Estate Mortgage-back Securities Privately Issued		0
Available for sale, Fair value	0	0
Loans available for sale, Residential mortgages	0	0
Level 2 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		3,030
State and Political Subdivisions	59,610	55,091
Residential mortgage-backed securities issued by quasi- governmental agencies	42,674	47,494
Residential Real Estate Mortgage-back Securities Privately Issued		8,888
Available for sale, Fair value	102,284	114,503
Loans available for sale, Residential mortgages	706	488
Level 3 [Member] | Recurring [Member]
Investment securities available for sale [Abstract]
U.S. Government and Federal Agencies		0
State and Political Subdivisions	0	0
Residential mortgage-backed securities issued by quasi- governmental agencies	0	0
Residential Real Estate Mortgage-back Securities Privately Issued		0
Available for sale, Fair value	0	0
Loans available for sale, Residential mortgages	$ 0	$ 0